SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Rate Of Depreciation [Table Text Block]
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers, and peripheral equipment	15-33
Office furniture and equipment	6
Production equipment	20-100
Leasehold improvements	Over the shorter of the lease term or useful economic life

Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Fair value of liability related to warrants

Balance at August 11, 2011 (inception date)	$-
Fair value of warrants to investors and service provider (see Note 8e)	680,230
Change in fair value of warrants (see Note 8e)	(15,867)

Balance at December 31, 2011	664,363
Fair value of warrants to investors and service provider (see Note 8e)	547,000
Change in fair value of warrants (see Note 8e)	1,606,378

Balance at December 31, 2012	$2,817,741